                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09751
                                     ---------

                      FORTRESS REGISTERED INVESTMENT TRUST
                      ------------------------------------
               (Exact name of registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY               10020
--------------------------------------------------------------------------------
       (Address of principal executive offices)                   (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 798-6100
                                                     --------------

Date of fiscal year end:  December 31
                          -----------

Date of reporting period:  December 31, 2003
                           -----------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FORTRESS REGISTERED INVESTMENT TRUST

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
REPORT OF INDEPENDENT AUDITORS ...........................................    1

FINANCIAL STATEMENTS:

    Statement of Assets and Liabilities at December 31, 2003 .............    2

    Schedule of Investments at December 31, 2003 .........................    3

    Notes to Schedule of Investments .....................................    5

    Statement of Operations for the year ended December 31, 2003 and
    Financial Highlights for the years ended December 31, 2003, 2002,
    2001 and 2000 and the period ended December 31, 1999 .................    6

    Statement of Cash Flows for the year ended December 31, 2003 .........    7

    Statements of Changes in Net Assets for the years ended
    December 31, 2003 and 2002 ...........................................    8

    Notes to Financial Statements ........................................    9

                         REPORT OF INDEPENDENT AUDITORS

To the Members and Trustees of
Fortress Registered Investment Trust

We have audited the accompanying statement of assets and liabilities of Fortress Registered Investment Trust (the "Company"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from November 27, 1999 to December 31, 1999. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investment ownership as of December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fortress Registered Investment Trust at December 31, 2003, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from November 27, 1999 to December 31, 1999, in conformity with accounting principles generally accepted in the United States.

                                              /s/ ERNST & YOUNG LLP



February 27, 2004
New York, New York

FORTRESS REGISTERED INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES
(dollar amounts in thousands)
--------------------------------------------------------------------------------

                                                              December 31, 2003
                                                              -----------------
ASSETS

       Investments in controlled affiliates, at
          fair value (cost $618,609)                             $   697,360
       Cash and cash equivalents                                       1,270
       Dividends receivable from controlled affiliates                 4,553
       Other assets                                                    1,891
                                                                 -----------
                                                                     705,074
                                                                 -----------

LIABILITIES
       Payable for net operating subsidiary obligations               37,253
       Other liabilities                                                 142
       Notes payable                                                      53
                                                                 -----------
                                                                      37,448
                                                                 -----------

Commitments and contingencies                                             --
                                                                 -----------
NET ASSETS                                                       $   667,626
                                                                 ===========


NET ASSETS CONSIST OF:
       Capital paid in                                           $   874,379
       Capital distributed                                          (285,415)
       Undistributed net investment income                            22,682
       Undistributed net realized capital gains                           --
       Accumulated equity in loss of operating subsidiary            (22,773)
       Accumulated net unrealized gain                                78,753
                                                                 -----------
                                                                 $   667,626
                                                                 ===========

FORTRESS REGISTERED INVESTMENT TRUST

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                                              NUMBER OF
                                  % OF                                                         SHARES,      DIVIDENDS,
                            CONTROLLED     COST                                              PRINCIPAL/    INTEREST AND
                             AFFILIATE    (C)(D)  NAME OF ISSUE OR NATURE OF INDEBTEDNESS     NOTIONAL       REALIZED     FAIR VALUE
CONTROLLED AFFILIATE (A)         OWNED    (000s)  HELD BY CONTROLLED AFFILIATE              AMOUNT (000s)   GAINS (000s)    (000S)
------------------------    ----------    ------  ---------------------------------------   -------------  -------------  ----------
FRIT Capital Trading LLC          100%  $    365  U.S. Government treasury securities       $    725,393       $      -   $ 725,393
                                                  Repurchase agreement; 1.15%;
                                                  repaid January 2004                       $   (725,183)             -    (725,183)
Fortress CAP LLC                  100%         -  Capstead Mortgage Corporation
                                                  common stock (f)                                     -         59,633           -
Fortress Brookdale
  Acquisition LLC                  51%   160,040  Brookdale Living Communities Inc.                    1              -     190,977

FRIT CDC KF Acquisition LLC       100%         -  Mortgage Loans secured by two
                                                  assisted living facilities (f)            $          -            927           -
FRIT Palazzo Due LLC              100%     6,220  Palazzo Finance Due S.p.A. Class D Asset
                                                  Backed Variable Return Notes due 2032          E18,080            433      18,071

FRIT Ital SL                      100%     3,492  Italfondiario SpA common stock                   6,750          2,861       8,194
Portland Acquisition I LLC        100%    16,367  168,000 square foot building
                                                  in Portland, OR                                      -              -      13,760
Fortress UK Acquisition
  Company ("FUKA")                100%    77,917  Mapeley Limited common stock                        E1              -      80,946
                                                  Royal Bank of Scotland swaps
                                                  related to Palazzo Due                               -          4,461           -
                                                  Restricted cash                                      -              -       5,763
                                                  Foreign Currency Hedges (e) (1)                 (e) (1)             -      (2,301)
FRIT PRT Bridge
  Acquisition LLC                 100%         -  FP Investment LLC Series A
                                                  Preferred Interest (f)                               -          1,953           -
Ital SP Acquisition GP
  LLC,SPGP LLC, FRIT Ital
  SP Acquisition LP and
  FRIT SP LP                      100%    16,840  Undivided interest in
                                                  defaulted secured claims                    E1,315,188              -      17,031
NCS I LLC                          52%    10,538  AMRESCO Independence Finance Inc.                    1              -       5,399
                                                  AMRESCO Commercial Finance Inc.                      1              -       3,605
                                                  AMRESCO real estate related assets                   -         16,505       1,534
FRIT PINN LLC                     100%   100,306  Pinnacle Holdings Inc. common stock              9,676              -     130,169
                                                  Pinnacle Holdings Inc. Discounted
                                                  Secured Notes; LIBOR + 4.5%; due
                                                  October 2005                              $      7,169          2,881       7,082
                                                  Greenwich Capital repo financing;
                                                  LIBOR + 2%; repaid February 2004          $     (4,839)             -      (4,758)

Continued on Page 4


See notes to schedule of investments and financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                                              NUMBER
                                                                                                OF
                                 % OF                                                         SHARES,     DIVIDENDS
                           CONTROLLED    COST                                               PRINCIPAL/   INTEREST AND
                            AFFILIATE   (C)(D)  NAME OF ISSUE OR NATURE OF INDEBTEDNESS     NOTIONAL       REALIZED       FAIR VALUE
CONTROLLED AFFILIATE (A)        OWNED   (000s)  HELD BY CONTROLLED AFFILIATE              AMOUNT (000s)   GAINS (000s)      (000s)
------------------------   ----------   ------  ---------------------------------------   -------------   ------------    ----------
Ital Investment                                  Palazzo Finance Tre Srl Asset
  Holdings II LLC                100%  168,916   Backed Class E and F Notes
  and Ital Tre                                   (LIBOR + 2.5% due 2018 and
  Investors LP                                   Variable Return due 2018,
                                                 respectively)                                E186,583            --        168,046

                                                 Foreign Currency Hedges (e) (2)                (e)(2)            --         (6,261)
FRIT BPC
  Acquisition LLC                100%   20,901   AH Battery Park Owner LLC term
                                                 loan; LIBOR + 2.70%; due
                                                 December 2005                               $  49,125           144         40,299

                                                 AH Battery Park Owner LLC 19.5%
                                                 mezzanine loan due December
                                                 2005                                        $   8,520            --          1,000

                                                 GE Capital repo financing;
                                                 LIBOR + 3.75% (floor 5%); due
                                                 December 2005                               $ (21,000)           --        (20,398)
FRIT GC-GM
  Acquisiton LLC      100%             22,564    Grand Court - Adrian Assoc.;
                                                 discounted non-performing loan              $   4,090            --          4,567
                                                 Grand Court - Albuquerque
                                                 Assoc.; discounted
                                                 non-performing loan                         $  11,544            --         13,222
                                                 Brookstead Assoc.; discounted
                                                 non-performing loan                         $   3,002            --          3,052
                                                 Flamingo Vista Assoc. Limited
                                                 Partnership; discounted
                                                 non-performing loan                         $   3,711            --          4,008
N/A - direct
  investment of
  FRIT                                 14,143    BLC-GFB LLC 15% participating
                                                 loan due December 2005                      $  13,881         2,584         14,143
                                    ---------                                                              ---------      ---------
  Total Investments (b)             $ 618,609                                                              $  92,382      $ 697,360
                                    ---------                                                              ---------      ---------

See notes to schedule of investments and financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003


(a) An affiliated company is a company in which Fortress Registered Investment Trust ("FRIT") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FRIT's controlled affiliates invest principally in real estate related assets.

(b) The United States Federal income tax basis of FRIT's investments at the end of the period was approximately $646.6 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $13.5 million (gross unrealized appreciation of $125.3 million and gross unrealized depreciation of $111.8 million).

(c)   Net of returns of capital.

(d)   Purchases/fundings occurred throughout the period.

(e) The foreign currency hedges held by FRIT on behalf of its investments are comprised of the following:

FORWARD CONTRACTS
-----------------

Notional                                                       Fair
Amount                                 Maturity                Value
(000's)                Currency          Date                 ($000s)
-------                --------        --------               -------
Fortress UK
Acquisition Company

26,000                   GBP            1/5/2004             $ (2,301)
14,000                   GBP           3/31/2004                   --
                                                             --------
                                                             $ (2,301)
                                                             ========

Ital Investment
Holdings II LLC

81,000                   EUR            1/5/2004             $ (6,261)
80,000                   EUR           3/31/2004                   --
                                                             --------
                                                             $ (6,261)
                                                             ========


(f) FRIT maintains an investment in its controlled affiliates; however, the issue or indebtedness held by the controlled affiliate has been settled.


See notes to financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS
(dollar amounts in thousands)


                                                                  Year Ended
                                                               December 31, 2003
                                                               -----------------
Investment income:

Income
        Dividends from controlled affiliates                       $ 32,297
        Interest income from controlled affiliates                    6,969
        Interest income - other                                          36
                                                                   --------
                                                                     39,302
Expenses
        Miscellaneous expenses                                            6
                                                                   --------
Net investment income                                                39,296

Net realized gain from controlled affiliate investments               2,411
Net unrealized loss on controlled affiliate investments              (4,665)
Net equity in loss of operating subsidiary                           (5,018)
                                                                   --------
Net increase in net assets resulting from operations               $ 32,024
                                                                   ========


FINANCIAL HIGHLIGHTS                                          Year Ended December 31,
--------------------                                    ------------------------------------
                                                                                                 Period from
                                                                                               11/27/99 through
Disclosure of certain ratios:                            2003       2002      2001      2000       12/31/99
-----------------------------                            ----       ----      ----      ----       --------
Ratio of total expenses to average net assets            0.0%       0.0%       0.1%     0.4%*       N/A
Ratio of net investment income to average net assets     6.0%       8.0%      11.6%     6.0%*       N/A
Portfolio turnover rate**                               20.2%      41.3%      36.4%     2.3%*       N/A
Total return                                             8.0%      18.0%      28.1%    11.6%        N/A

*     Annualized.
** Rate is computed based on the purchases and sales of controlled affiliates.


See notes to financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

STATEMENT OF CASH FLOWS
(dollar amounts in thousands)


                                                                           Year Ended
                                                                        December 31, 2003
                                                                        -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                       $  32,024
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
     Net equity in loss of operating subsidiary                                5,018
     Net unrealized loss on affiliate investments                              4,665
     Net realized loss on affiliate investments                               50,705
     Investments in controlled affiliates                                   (146,789)
     Distributions from controlled affiliates                                133,057
     Change in:
        Dividends receivable from controlled affiliates                        9,361
        Other assets                                                          (1,891)
        Payable for net operating subsidiary obligations                     (24,152)
        Other liabilities                                                        142
                                                                           ---------

Net cash provided by operating activities                                     62,140
                                                                           ---------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions                                                          --
   Capital distributions                                                          --
   Distributions from net investment income                                  (31,972)
   Distributions of realized gains                                           (31,112)
                                                                           ---------

Net cash used in financing activities                                        (63,084)
                                                                           ---------

NET DECREASE IN CASH AND CASH EQUIVALENTS                                       (944)

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                                 2,214
                                                                           ---------

CASH AND CASH EQUIVALENTS, END OF PERIOD                                   $   1,270
                                                                           =========

See notes to financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
(dollar amounts in thousands)


                                                                                      Year Ended            Year Ended
                                                                                   December 31, 2003     December 31, 2002
                                                                                   -----------------     -----------------
Increase (decrease) in net assets resulting from operations
   Net investment income                                                               $  39,296             $  50,656
   Net realized and unrealized gain (loss) on controlled affiliate investments            (2,254)               35,802
   Net equity in income (loss) of operating subsidiary                                    (5,018)               (3,718)
                                                                                       ---------             ---------


Net increase in net assets resulting from operations                                      32,024                82,740


Capital contributions                                                                         --               276,358
Capital distributions                                                                         --              (222,813)
Distributions from net investment income                                                 (31,972)              (47,560)
Distributions of realized gains                                                          (31,112)               (1,197)
                                                                                       ---------             ---------


Net increase (decrease) in net assets                                                    (31,060)               87,528


Net assets, beginning of period                                                          698,686               611,158
                                                                                       ---------             ---------

Net assets, end of period                                                              $ 667,626             $ 698,686
                                                                                       =========             =========


Undistributed net investment income                                                    $  22,682             $  15,357
                                                                                       =========             =========

See notes to financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003


1.    ORGANIZATION

      Fortress Registered Investment Trust (together with its subsidiaries, "FRIT") was formed on November 23, 1999 as a Delaware business trust and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). FRIT principally invests in real estate-related debt and equity securities. The sole substantive investor in FRIT is Fortress Investment Fund LLC
      ("Fund I").

      The managing member of Fund I is Fortress Fund MM LLC (the "Fund I Managing Member"), which is approximately 98% owned, through subsidiaries, by Newcastle Investment Holdings LLC ("Holdings"), and approximately 2% owned by Fortress Investment Group LLC (the "Manager") and its affiliates. Holdings and its affiliates, including the Fund I Managing Member, have committed to contribute an aggregate of $100 million, or approximately 11.5% of Fund I's total committed capital, to Fund I; in the aggregate, Holdings and 21 unaffiliated investors (collectively, the "Investors") have committed approximately $872.8 million (the "Capital Commitment") to Fund I. The Capital Commitment was available for all Fund I business, including new investments, over the three years ended April 28, 2003. Subsequent to that date, the Capital Commitment may not be drawn to fund new investments, but is available to maintain the ongoing business of Fund I.

      The Fund I Managing Member is entitled to an incentive return (the "Incentive Return") generally equal to 20% of Fund I's returns, as defined, subject to: 1) a 10% cumulative preferred return payable to the Investors and 2) a clawback provision which requires amounts previously distributed as Incentive Return to be returned to Fund I if, upon liquidation of Fund I, the amounts ultimately distributed to each Investor do not meet a 10% cumulative preferred return to the Investors. Fund I is managed by the Manager pursuant to the Managing Member's operating agreement and a management agreement between the Manager and the Fund I Managing Member. In accordance with those agreements, (a) the Manager is entitled to 100% of the management fee payable by Fund I, as further described in Note 3, (b) the Manager is entitled to 50% of the Incentive Return payable by Fund I, (c) Holdings is entitled to 50% of the Incentive Return payable by Fund I and (d) Holdings is entitled to receive 100% of the investment income or loss attributable to the capital invested in Fund I by the Fund I Managing Member. The Manager of Fund I also manages Holdings.

      During the year ended December 31, 2003, FRIT distributed $63.1 million to Fund I, of which $58.0 million was subsequently distributed to the Investors by Fund I. This included $17.2 million distributed to Holdings and its affiliates, of which $12.3 million represented Incentive Return. As of December 31, 2003, Fund I had drawn, net of recallable capital distributions, $741.7 million of its committed capital.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). As a RIC, FRIT

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003


      reports its assets and liabilities at fair value, including its investments in subsidiaries. As a RIC, FRIT does not consolidate its majority-owned and controlled subsidiaries, except to the extent that such subsidiaries operate as investment companies. None of FRIT's subsidiaries operated as an investment company during the period. FRIT's operating subsidiary, Fortress Capital Finance LLC ("FCF"), is accounted for under the equity method and is included in Payable for Net Operating Subsidiary Obligations on the statement of assets and liabilities.

      Certain prior year amounts have been reclassified to conform to the current year presentation.

      USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      RISKS AND UNCERTAINTIES - In the normal course of business, FRIT may encounter primarily two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on FRIT's loans, securities and derivatives, as applicable, that results from a borrower's or derivative counterparty's inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the collateral underlying loans and the valuation of equity and debt securities held by FRIT. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks along with estimated collateral values, payment histories and other borrower information, as well as its knowledge of the companies in which it has made equity investments. FRIT also invests in the securities of companies located outside of the United States. FRIT's international operations are subject to the same risks associated with its United States operations as well as additional risks, such as fluctuations in foreign currency exchange rates, unexpected changes in regulatory requirements, heightened risk of political and economic instability, potential adverse tax consequences and the burden of complying with foreign laws. Additionally, FRIT is subject to significant tax risks. If FRIT were to fail to qualify as a Regulated Investment Company in any taxable year, it would be subject to federal income tax on its taxable income at regular corporate tax rates, which could be material.

      SECURITY AND LOAN VALUATION - Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, if any, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which approximates fair value. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined in accordance with FRIT's valuation policies as approved by FRIT's board of trustees.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003


      Investments which are not publicly traded are carried at fair value. At acquisition, fair value approximates cost. Events that could change the reported amount include: further financing by the investee company, receipt of a bona fide offer by FRIT for its investment, obtaining an independent estimate of the value of its investment, significant changes in the financial position or operating results of the investee company, and sales in recent public or private transactions of the same or similar securities, among others.

      Investments in entities whose functional currency is other than the U.S. Dollar are valued based on the spot rate of their respective currency at the end of the respective reporting period. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. FRIT does not isolate that portion of the results of operations resulting from changes in foreign currency rates on investments from the fluctuations arising from changes in the fair value of the issue or indebtedness held.

      Due to the inherent uncertainty of valuations of investments without a public market, which constitute substantially all of FRIT's investments, the estimates of value may differ from the values that are ultimately realized by FRIT, and the differences could be material. All other assets and liabilities are stated at cost, which approximates fair value.

      FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as FRIT's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its members.

      DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded on the ex-dividend date. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition.

      During the year ended December 31, 2003, FRIT declared and paid distributions of $63.1 million to Fund I, of which $58.0 million was, in turn, distributed to the Investors. Approximately $12.3 million of such distributions, representing a portion of FRIT's taxable ordinary income and capital gains, was distributed as Incentive Return by Fund I. The tax character of these distributions is estimated as follows (in thousands):

                   Ordinary income                           $     --
                   Long-term capital gain                      63,084
                                                             --------
                                                             $ 63,084
                                                             ========

      The difference between book basis net investment income, plus net realized gains from controlled affiliates, and the distributions made is primarily due to (i) tax basis capital gains recognized from loan settlements not recognized under GAAP and (ii) tax basis disallowed ordinary losses.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003


      SECURITY TRANSACTIONS AND REVENUE RECOGNITION - FRIT records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis, as are fixed rate preferred dividends. Discounts and premiums on investments are amortized over the life of the respective investment using the effective interest method.

      CASH AND CASH EQUIVALENTS - FRIT considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Substantially all of FRIT's amounts on deposit with major financial institutions exceed insured limits.

3.    MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS

      The Manager is paid annual fees by Fund I in exchange for advising Fund I on various aspects of its business, formulating Fund I's investment strategies, arranging for the acquisition and disposition of assets, arranging for financing, monitoring performance, and managing Fund I's day-to-day operations. In addition, the Manager is reimbursed for various expenses incurred by the Manager on Fund I's behalf, including the costs of legal, accounting and other administrative activities.

      The management fee is calculated at an annual rate of 1.0% of Fund I's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined). The Capital Commitment period ended April 28, 2003. Furthermore, the Manager is paid an annual administrative fee on a graduated scale up to 0.5% of Fund I's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined), based on the size of each Investor's capital commitment. Holdings and its affiliates are not charged management or administrative fees for their investment in Fund I.

      During the year ended December 31, 2003, the Manager earned $5.7 million of management and administrative fees.

      The Incentive Return, as described in Note 1, is payable on a Portfolio Investment (as defined) basis, as realized. Accordingly, an Incentive Return may be paid to the Fund I Managing Member in connection with a particular Fund I investment if and when such investment generates proceeds to Fund I in excess of the capital called with respect to such investment, plus a 10% cumulative preferred return thereon. If upon liquidation of Fund I the aggregate amount paid to the Fund I Managing Member as Incentive Return exceeds the amount actually due to the Fund I Managing Member (that is, amounts that should instead have been paid to Investors) after taking into account the aggregate return to Investors, the excess is required to be returned by the Fund I Managing Member (that is "clawed back") to Fund I. From inception through December 31, 2003, $21.0 million of Incentive Return has been distributed, all of which is subject to clawback.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003


      In January 2001, an employee co-investment program was adopted whereby certain employees of the Manager and of FRIT's operating subsidiary will have the opportunity to invest in Fund I by purchasing part of Holdings' investment. The purpose of the program is to align the interests of FCF's employees and the employees of the Manager with those of Fund I's Investors, including Holdings, and to enable the Manager and FCF to retain such employees and provide them with appropriate incentives and rewards for their performance. These employees are integral to the success of FRIT, Fund I and Holdings. Holdings has set aside $10.0 million of its commitment to Fund I for this program, of which $6.9 million has been allocated, and will finance approximately 80% of the employee investments via non-recourse loans through a subsidiary, which are secured by such employees' interest in Fund I. The Manager will pay up to $0.1 million of the purchase price of these commitments on behalf of employees.

4.    COMMITMENTS AND CONTINGENCIES

      FINANCING ARRANGEMENT. FRIT and FCF have entered into a $125 million revolving credit agreement (the "Credit Agreement") with an unrelated third party, secured by the Capital Commitment. The Credit Agreement is recorded on FCF's books. The Credit Agreement matures in March 2004 and bears interest at LIBOR + 1.35% (approximately 2.51% at December 31,
      2003). Approximately $37.2 million was outstanding on the Credit Agreement as of December 31, 2003. FCF incurred approximately $2.3 million of interest expense related to the Credit Agreement during the year ended December 31, 2003.

      COMMITMENTS TO INVESTEES. FRIT has committed GBP 12.3 million ($21.9 million) to FUKA, a subsidiary of FRIT, related to potential future capital needs of a portfolio of approximately 1,300 properties net leased to a single credit tenant in the UK.

      GUARANTEES OF SUBSIDIARIES' OBLIGATIONS. SPV IEFFE SpA (See Ital SP Acquisition GP LLC on FRIT's Schedule of Investments) acquired a portfolio of distressed loans from SanPaolo Imi SpA in part with financing provided by the seller. FRIT has guaranteed that SPV IEFFE SpA will make the scheduled principal and interest payments under the terms of the seller financing through June 2006. The outstanding amount of the seller financing was approximately $52.5 million (EUR 41.7 million) at December 31, 2003.

      FUKA is a party to swap transactions relating to FRIT's investment in FRIT Palazzo Due LLC. FRIT has guaranteed, with no limit through 2032, FUKA's obligations, if any, to pay under the terms of the swap agreements. The swaps settle semi-annually, with the first settlement occurring August 23, 2001.

      FRIT has guaranteed up to 3.4 million that can be drawn on letters of credit issued by Brookdale Living Communities Inc. ("BLCI") through March 2004. No amounts have been or are expected to be drawn on such letter of credit prior to its expiration, therefore the fair value of the guarantee at December 31, 2003 was negligible. In addition, FRIT has guaranteed BLCI's obligations with respect to an interest rate swap up to a maximum of $2.8 million. The guarantee expires in March 2004, and BLCI has indemnified FRIT for any loss incurred as a result of this guarantee. Therefore the fair value of the guarantee at December 31, 2003 was negligible.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003


5.    OPERATING SUBSIDIARY (UNAUDITED)

      FRIT's operating subsidiary, FCF, had operating results as follows:

                                                  Year Ended
                                               December 31, 2003
                                               -----------------
            Revenues                               $  4,760
            Expenses                                 (9,778)
                                                   --------
            Net Income                             $ (5,018)
                                                   ========

            Net Assets at end of period            $(37,253)
                                                   ========


      The working capital requirements of FCF are funded either through draws on the Credit Agreement or by contributions from FRIT.

      The negative fair value of the investment in FCF approximates the future liability expected to be born by FRIT, comprised of the Credit Agreement of $37.2 million, less net other liabilities of $0.1 million held at FCF. The Credit Agreement is guaranteed by FRIT and secured by the Capital Commitment. It is anticipated that the Credit Agreement will be repaid through contributions by FRIT from its net investment proceeds.

      FRIT's pro forma financial highlights, as if FCF revenues, expenses and net assets had been included, are as follows:

                                                     Year Ended December 31,
                                      ----------------------------------------------------
                                                                                                Period from
                                                                                                  11/27/99
                                                                                                  through
                                      2003           2002           2001           2000           12/31/99
                                      ----           ----           ----           ----         -----------
Ratio of total expenses to
average net assets                     1.5%           2.0%           3.3%           8.6%*            N/A

Ratio of net investment
income to average net assets           5.2%           7.4%          11.7%          (2.5%)*           N/A

Portfolio turnover rate**             20.2%          41.3%          36.4%           2.3%*            N/A

Total Return                           8.0%          18.0%          28.1%          11.6%             N/A


*     Annualized.

** Rate is computed based on the purchases and sales of controlled affiliates.

FORTRESS REGISTERED INVESTMENT TRUST
Trustees' and Officers' Information (Unaudited)


                                                                                                                           No. of
Name (age)                                                                                                            Portfolios for
Position (held since)                                                                                                  which Trustee
Address (see Footnote 3)                  Principal Occupation During Past 5 yrs     Other Directorships                   Serves
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (1)

MARK A. BARNARD (55)                      -- MANAGING DIRECTOR OF PRIVATE            -- MONTGOMERY COUNTY PUBLIC               2
                                             INVESTMENTS AT HOWARD HUGHES               EMPLOYEES RETIREMENT SYSTEM
TRUSTEE (FEBRUARY 2002)                      MEDICAL INSTITUTE (1995 - PRESENT)
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. DETERDING (72)                    -- INVESTMENT CONSULTANT AT DETERDING      -- US RESTAURANT PROPERTIES               2
                                             ASSOCIATES (JUNE 1993 - PRESENT)
TRUSTEE (DECEMBER 1999)
------------------------------------------------------------------------------------------------------------------------------------
ROBERT H. GIDEL (52)                      -- MANAGING PARTNER OF LIBERTY             -- AMERICAN INDUSTRIAL PROPERTIES         3
                                             PARTNERS, LP (1997 - PRESENT)           -- DEVELOPERS DIVERSIFIED REALTY
TRUSTEE (DECEMBER 1999)                                                              -- US RESTAURANT PROPERTIES
                                          -- CHIEF EXECUTIVE OFFICER OF
                                             MERIDIAN POINT REALTY TRUST VIII
                                             CO. (APRIL 1997 - JUNE 1998)
------------------------------------------------------------------------------------------------------------------------------------
DENNIS PORTERFIELD (67)                   -- EXECUTIVE VICE PRESIDENT AND            -- HACKENSACK UNIVERSITY MEDICAL          2
                                             SENIOR INVESTMENT OFFICER OF               CENTER
TRUSTEE (DECEMBER 1999)                      SUMMIT BANCORP. (JULY 1994 -
                                             JULY 1999)
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. SITES, JR. (51)                   -- GENERAL PARTNER OF DAYSTAR SPECIAL      -- COVENANT HOUSE                         2
                                             SITUATIONS FUND, L.P. AND ROCK          -- CRISIS MAGAZINE
TRUSTEE (DECEMBER 1999)                      CREEK PARTNERS II, LTD. (NOVEMBER       -- THE WALKER COMPANIES
                                             1995-PRESENT)
                                          -- SENIOR MANAGING DIRECTOR,
                                             EXECUTIVE VICE PRESIDENT AND BOARD
                                             MEMBER OF BEAR STEARNS & COMPANY
                                             (1981-JUNE 1995)


INTERESTED TRUSTEES (1)
----------------------------------------------------------------------------------------------------------------------------------
WESLEY R. EDENS (42)                      -- CHIEF EXECUTIVE OFFICER OF              -- ALTERRA HEALTHCARE CORP.               4
                                             FORTRESS INVESTMENT GROUP LLC           -- BROOKDALE LIVING COMMUNITIES INC.
CHAIRMAN OF THE BOARD OF TRUSTEES            (MAY 1998 TO PRESENT)                   -- EUROCASTLE INVESTMENT LIMITED
(NOVEMBER 1999)                           -- MANAGING DIRECTOR OF UBS                -- GLOBAL SIGNAL INC.
                                             SECURITIES LLC (MAY 1997 -              -- GREEN TREE INC.
                                             MAY 1998)                               -- INTALFONDIARIO S.P.A.
                                                                                     -- MAPELEY LTD.
                                                                                     -- NEWCASTLE INVESTMENT CORP.
----------------------------------------------------------------------------------------------------------------------------------
CARMEN J. GIGLIOTTI, CFA, CPA (48)        -- MANAGING DIRECTOR OF PRIVATE            -- ABRY BROADCAST PARTNERS II, III,       2
                                             MARKETS AT DUPONT CAPITAL                  AND IV
TRUSTEE (DECEMBER 1999)                      MANAGEMENT (1992 - PRESENT)             -- SOROS REAL ESTATE INVESTORS
----------------------------------------------------------------------------------------------------------------------------------
MARCIA HAYDEL (41)                        -- PORTFOLIO MANAGER OF THE GLOBAL         -- APOLLO INVESTMENT FUND                 2
                                             PRIVATE MARKETS GROUP AT GENERAL        -- CLAYTON, DUBILIER & Rice
TRUSTEE (AUGUST 2000)                        MOTORS ASSET MANAGEMENT (1999 -         -- DLJ MERCHANT BANKING PARTNERS
                                             PRESENT)                                -- DOMAIN PARTNERS
                                          -- VICE PRESIDENT OF FIXED INCOME AT       -- DOUGHTY HANSON FUND
                                             ALLIANCE CAPITAL MANAGEMENT (1998-      -- PARTHENON PARTNERS
                                             1999)
                                          -- DIRECTOR OF INVESTMENTS AT METLIFE      -- WILLIS STEIN PARTNERS
                                             INVESTMENTS LTD. (1995-1998)
----------------------------------------------------------------------------------------------------------------------------------
GARY R. HOLT (42)                         -- INVESTMENT OFFICER AND PORTFOLIO        --                                        2
                                             MANAGER FOR WASHINGTON STATE

TRUSTEE (NOVEMBER 2002)                      INVESTMENT BOARD (2000 - PRESENT)
                                          -- MONEY MANAGER, FRANK RUSSELL
                                             COMPANY (1995 - 2000)
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (2)
----------------------------------------------------------------------------------------------------------------------------------
WESLEY R. EDENS (42)                      -- CHIEF EXECUTIVE OFFICER OF              -- OFFICER OF 3 OTHER INVESTMENT         --
                                             FORTRESS INVESTMENT GROUP LLC (MAY         COMPANIES ADVISED BY THE ADVISOR.
CHIEF EXECUTIVE OFFICER (NOVEMBER 1999)      1998 TO PRESENT)


RANDAL A. NARDONE (48)                    -- VICE PRESIDENT, CHIEF OPERATING         -- OFFICER OF 3 OTHER INVESTMENT         --
                                             OFFICER AND SECRETARY OF FORTRESS          COMPANIES ADVISED BY THE ADVISOR
VICE PRESIDENT, CHIEF OPERATING OFFICER      INVESTMENT GROUP LLC (MAY 1998 TO
AND SECRETARY (NOVEMBER 1999)                PRESENT)
----------------------------------------------------------------------------------------------------------------------------------
JEFFREY R. ROSENTHAL (53)                 -- CHIEF FINANCIAL OFFICER AND             -- OFFICER OF 3 OTHER INVESTMENT         --
                                             TREASURER OF FIG ADVISORS LLC              COMPANIES ADVISED BY THE ADVISOR
CHIEF FINANCIAL OFFICER AND TREASURER        (JULY 2002 TO PRESENT)
(JULY 2000)                               -- EXECUTIVE VICE PRESIDENT AND CHIEF
                                             OPERATING OFFICER OF STARWOOD
                                             CAPITAL GROUP (APRIL 1997 TO
                                             JUNE 2002)
----------------------------------------------------------------------------------------------------------------------------------
ROBERT I. KAUFFMAN (40)                   -- PRESIDENT OF FORTRESS INVESTMENT        -- OFFICER OF 3 OTHER INVESTMENT         --
                                             GROUP LLC (MAY 1998 TO PRESENT)            COMPANIES ADVISED BY THE ADVISOR
PRESIDENT (NOVEMBER 1999)
----------------------------------------------------------------------------------------------------------------------------------
LILLY H. DONOHUE (32)                     -- VICE PRESIDENT AND ASSISTANT            -- OFFICER OF 3 OTHER INVESTMENT         --
                                             SECRETARY OF FORTRESS INVESTMENT           COMPANIES ADVISED BY THE ADVISOR
VICE PRESIDENT AND ASSISTANT SECRETARY       GROUP LLC (MAY 1998 TO PRESENT)
(NOVEMBER 1999)


      (1) Each Trustee serves an indefinite term until his or her resignation, death or removal.

      (2) Officers are elected to annual terms by the Trustees; the date of the last election was February 24, 2004.

      (3) The address for each Trustee and Officer is c/o Fortress, 1251 Avenue of the Americas, 16th Floor, New York, NY 10020.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b) Not applicable.

(c) During the period covered by the report, there have not been any amendments to the provisions of the Code of Ethics.

(d) During the period covered by the report, the Registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Not applicable.

(f)  A copy of the Code of Ethics is filed as Exhibit A to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that Mr. Dennis Porterfield is an audit committee financial expert and is "independent" pursuant to the general instructions of Form N-CSR Item 3. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of
Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Managers in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $369,900 for fiscal year 2002 and $432,000 for fiscal year 2003.

(b) Audit-Related Fees. Not applicable.

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years by the principal accountant for tax services were $199,923 for fiscal year 2002 and $302,894 for fiscal year 2003.

(d) All Other Fees. The aggregate fees from all other services billed by the Registrant's principal accountant for each of the past two fiscal years were:
$794,097 for fiscal year 2002 and $242,321 for the fiscal year 2003.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures, pursuant to Item 4 of Form N-CSR:

The Audit Committee pre-approves all audit, review and attest engagements required under the securities laws and regulations provided by Ernst & Young, the Registrant's independent auditors. The Audit Committee also approves all non-audit services, including tax services, provided to the Registrant by Ernst & Young and verifies, at the time of pre-approval, that such pre-approved non-audit services would not be prohibited services under securities regulations. The Audit Committee pre-approves all non-audit services provided to the Registrant's investment adviser and to affiliates of the investment advisor that provide ongoing services to the Registrant, but only if the non-audit services have a direct impact on the operations or financial reporting of the Registrant.

(e)(2) All of the services described in each of paragraphs (b) through (d) of
Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) There were no non-audit fees billed by the Registrant's accountant for services rendered to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that directly impacted the Trust for fiscal year 2002 and for fiscal year 2003.

(h) The Registrant's audit committee of the board of trustees has not considered whether the provision of non-audit services to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence because no such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, FIG Advisors, LLC. The Proxy Voting Policies and Procedures of the Advisor (the "Proxy Voting Policies") are as follows:


                          FORTRESS INVESTMENT GROUP LLC
                       PROXY VOTING POLICY AND PROCEDURES


This policy has been adopted by Fortress Investment Group LLC to facilitate the voting of proxies relating to portfolio securities of clients with respect to which Fortress Investment Group LLC or any of its affiliates that are subject to the Investment Advisers Act of 1940, as amended (collectively "Fortress"). In connection with these investment advisory services, Fortress exercises voting responsibilities for its clients through its corporate proxy voting process.

Each of Fortress Registered Investment Trust, Fortress Investment Trust II LLC, Fortress Brookdale Investment Fund LLC and Fortress Pinnacle Investment Fund LLC have delegated to

Fortress the authority to vote proxies relating to its portfolio securities in accordance with this policy.

This policy is intended by Fortress (i) to constitute "written policies and procedures" as described in Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended and (ii) to constitute proxy voting policies and procedures referred to in Item 18 of Form N-2 adopted under the Investment Company Act of 1940, as amended.

                                      INDEX

                                                                            PAGE
                                                                            ----
Definitions................................................................    3

Objective..................................................................    4

Resolutions of Conflicts of Interest.......................................    4

Proxy Voting Coordinator...................................................    5

Assembling Voting Information..............................................    6

Portfolio Managers.........................................................    6

Accumulating Voting Results................................................    6

Communicating Votes........................................................    7

Record of Voting Delegation................................................    7

Annual review of Policy Function...........................................    7

Disclosure and Comments on Voting..........................................    8

Joining Insurgent or Voting Committees.....................................    8

Social Issues..............................................................    8

Recordkeeping .............................................................    8

DEFINITIONS

"Client" means any person with whom Fortress has a contract to perform discretionary investment management services and for whom Fortress is authorized by the contract or required by applicable law to vote or consider voting securities held in the Client's account.

"Compliance Officer" means the Director of Compliance, Fortress Investment Group LLC.

"Conflict of Interest" means, as to any Client, any conflict between a pecuniary interest of Fortress or any of its affiliates (other than such Client, if deemed an affiliate) and the duties of Fortress to the Client.

"Fortress" means Fortress Investment Group LLC and each of its affiliates that is subject to registration under the Investment Advisers Act of 1940, as amended, or is otherwise subject to the rules and regulations thereunder generally, including, specifically, Rule 206(4)-6.

"Proxy Voting Coordinator" means the individual appointed from time to time by the Investment Committee to perform the proxy voting coordination functions described in this policy.

"Social Issues" means any issue presented for a vote of holders of any security which is held in an account on behalf of a Client which may reasonably be interpreted as (i) unrelated in any substantial respect to the voting objective of this policy and (ii) intended to promote directly or indirectly the interests of persons who are not holders of the relevant security.

"Investment Committee" means the Investment Committee of Fortress Investment Group LLC or such committee to which it shall have delegated the functions of the Investment Committee hereunder.

"Voting Results" means the specific information described under the caption "Accumulating Voting Results."

OBJECTIVES

This policy defines procedures for voting securities held on behalf of each Client in respect of which Fortress has the discretionary authority to vote, to ensure that such securities are voted for the benefit of and in the best interest of the Client. The objective of voting a security in each case under this policy is to seek to enhance the value of the investment which the security represents or to reduce the potential for a decline in the value of the investment which the security represents. With respect to Fortress's private equity fund Clients, each vote (including, without limitation, each vote relating to corporate governance matters) will be considered in light of such Clients' possible strategic objective of seeking to influence the management of or control of a company; to the extent that a particular vote has strategic importance in connection with achieving such objective, Fortress will vote the applicable security taking this additional objective into account.

This policy does not prescribe voting requirements or specific voting consideration. Instead, this policy provides procedures for (i) assembling voting information and applying the informed expertise and judgment of Fortress's personnel on a timely basis in pursuit of the above stated voting objectives and (ii) addressing conflicts of interest.

A further element of this policy is that while voting on all issues presented should be considered, voting on all issues is not required. Some issues presented for a vote of security holders are not relevant to this policy's voting objective, or it is not reasonably possible to ascertain what effect, if any, a vote on a given issue may have on the value of an investment. Accordingly, Fortress may abstain from voting or decline a vote in those cases where, in Fortress's judgments (i) there is no relationship between the issue and the enhancement or preservation of an investment's value or (ii) the achievement of the Client's investment objectives are not reasonably likely to be a function of the outcome of decisions or issues presented by the vote.

It is also important to the pursuit of this policy's voting objectives that Fortress be able to substitute its judgment in any specific situation for a presumption in this policy where strict adherence to the presumption could reasonably be expected by Fortress, based upon the information then available, to be inconsistent with the objectives of this policy, as set forth above. Accordingly, Fortress understands that it may substitute its judgment in a specific voting situation described in the preceding sentence, except where explicitly prohibited by a Client or this policy.

Resolutions of Conflicts of Interest

It is unlikely that conflicts of interest will arise in the context of Fortress's proxy voting, because Fortress does not engage in investment banking, the advising of public companies or, except in cases where it exercises control, the managing of public companies.

In addition, insofar as Fortress refers discretionary votes to its portfolio managers, Fortress's Compliance Department monitors all relationships between portfolio managers and their immediate families, on the one hand, and issuers soliciting proxies from Fortress's Clients, on the other hand. If a portfolio manager conflict is identified with respect to a given proxy vote, the Investment Committee will remove such vote from the conflicted portfolio manager and will instead consider and cast the vote.

CERTAIN ADVISORY OR OTHER AGREEMENTS BETWEEN FORTRESS AND SPECIFIC CLIENTS SET FORTH PROCEDURES WHICH MUST BE FOLLOWED FOR IDENTIFIED RELATED PARTY OR CONFLICT OF INTEREST TRANSACTIONS. IN THESE CIRCUMSTANCES, VOTES WHICH PRESENT CONFLICTS OF INTEREST TO WHICH SUCH PROCEDURES APPLY WILL BE RESOLVED BY RECOURSE TO THE PROCEDURES MANDATED BY SUCH AGREEMENTS; IN MANY OF THESE CASES, SUCH PROCEDURES MANDATE REFERRING THE MATTER TO THE CLIENT'S ADVISORY BOARD, BOARD OF DIRECTORS OR BOARD OF TRUSTEES, AS THE CASE MAY BE, AND FORTRESS INTENDS TO USE ITS REASONABLE BEST EFFORTS TO ENSURE THAT RECOURSE TO SUCH BODIES IS

EFFECTED IN A TIMELY MANNER WHERE FAILURE TO DO SO MIGHT REASONABLY BE EXPECTED TO HAVE AN ADVERSE EFFECT ON THE VALUE OF THE INVESTMENT REPRESENTED BY THE APPLICABLE SECURITY.

In the event that a potential material conflict of interest does arise and is not addressed by the foregoing procedures, the primary means by which Fortress avoids a material conflict of interest in the voting of proxies for its clients is by casting such votes solely in the interests of its clients and in the interests of maximizing the value of their portfolio holdings.

Proxy Voting Coordinator

The Investment Committee shall appoint a Proxy Voting Coordinator. The Proxy Voting Coordinator shall discharge the following function in effectuating this policy:

      (i) Collecting and assembling proxy statement and other communication pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions, and providing those materials to the appropriate portfolio managers to permit timely voting of proxies;

      (ii) Collecting recommendations, analysis, commentary and other information respecting subjects of proxy votes, from service providers engaged by Fortress and other services specified by portfolio mangers, and providing this information to the appropriate portfolio managers to permit evaluation of proxy voting issues;

      (iii) Providing to appropriate portfolio managers any specific voting instructions from Clients that are entitled to provide such instructions under the applicable investment advisory agreement;

      (iv) Collecting proxy votes or instructions from portfolio managers, and transmitting the votes or instructions to the appropriate custodians, brokers, nominees or other persons (which may include proxy voting services or agents engaged by Fortress);

      (v) Accumulating Voting Results as set forth in this policy and transmitting that information to the Compliance Officer in a timely manner; and

      (vi) Participating in the annual review of the policy function as set forth in this policy.

THE PROXY VOTING COORDINATOR MAY, WITH THE INVESTMENT COMMITTEE'S APPROVAL, DELEGATE ANY PORTION OR ALL OF ANY ONE OR MORE OF THESE FUNCTIONS TO ONE OR MORE OTHER INDIVIDUALS EMPLOYED BY FORTRESS. ANY PORTION OR ALL OF ANY ONE OR MORE OF THESE FUNCTIONS MAY BE PERFORMED BY SERVICE PROVIDERS ENGAGED BY FORTRESS.

Assembling Voting Information

The Proxy Voting Coordinator shall obtain proxy statements and other communications pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions to custodians, brokers, nominees, tabulators or others in a manner to permit voting on relevant issues in a timely manner. Fortress may engage service provides and other third parties to assemble this information, digest, abstract the information where necessary or desirable, and deliver it to the individuals assigned by Fortress to evaluate proxy voting issues.

Portfolio Managers

The portfolio manager responsible for a particular Client (i.e., the particular Fortress entity providing investment advisory services to such Client and the senior personnel responsible for such entity's investment decisions) is responsible for the timely voting (or determining not to vote in the appropriate cases) of proxies relating to the securities held on behalf of such Client in accordance with this policy. The portfolio manager may, to the extent not prohibited by agreement(s) setting forth its contractual obligations to such Client, and consistent with its fiduciary duties, delegate voting responsibilities to one or more other portfolio managers or other individuals. Portfolio managers are authorized to consider voting recommendations and other information and analysis provided by service providers (including proxy voting services) engaged by Fortress.

Accumulating Voting Results

The Proxy Voting Coordinator is responsible for reporting the following information respecting the voting of each proxy to the Compliance Officer, as to each matter relating to a portfolio security held for a Client, considered at a shareholder meeting, and with respect to which the Client was entitled to vote:

      (i)   The name of the issuer of the portfolio security;

      (ii)  The exchange ticker symbol of the portfolio security;

      (iii) The CUSIP number for the portfolio security;

      (iv)  The shareholder meeting date;

      (v)   A brief identification of the matter voted on;

      (vi)  Whether a vote was cast on the matter;

      (vii) How the vote was cast on the matter (e.g., for or against the proposal, or abstain, etc.); (viii) Whether a vote was cast for or against management.

The foregoing information must be delivered to the Compliance Officer no later than July 31, for each 12 month period ending on the preceding June 30. Fortress may use third party service providers to record, accumulate and deliver the foregoing information to the Compliance Officer. The Proxy Voting Coordinator may, with the Investment Committee's approval, delegate any portion or all of this function to one or more other individuals employed by Fortress.

Communicating Votes

The Proxy Voting Coordinator shall communicate decisions on proxy votes to the custodian or to other persons who transmit or record votes on portfolio securities held by or for each Client in a timely manner. The Coordinator may, with the Investment Committee's approval, delegate any portion or all of this function to one or more individuals employed by Fortress. Fortress may engage one or more service providers to facilitate timely communication of proxy votes. Fortress is not responsible for voting proxies that are not forwarded on a timely basis. Fortress does not control the setting of record dates, shareholder meeting dates or the timing of distribution of proxy materials and ballots relating to shareholder votes as a general matter.

Record of Voting Delegation

The Compliance Officer shall maintain a list of all Clients with a specification as to each Client whether or not Fortress is authorized to vote proxies respecting the Client's portfolio securities.

Annual Review of Policy Function

The Compliance Officer shall conduct a periodic review, no less often than annually, which shall comprise the following elements:

      (i) Review a sample of the record of voting delegation maintained by the Compliance Officer against Voting Results to determine if Fortress is exercising its authority to vote proxies on portfolio securities held on behalf of the selected Clients;

      (ii) Request and review voting data to determine if timely communication of proxy votes is reasonably accomplished during the relevant period;

      (iii) Meet with the Proxy Voting Coordinator to review the voting of proxies, communication of proxy votes, accumulation of Voting Results and the general functioning of this policy; and

      (iv) Prepare a written report to the Investment Committee respecting the foregoing items.

Disclosure and Comments on Voting

Fortress will provide a copy of these policies and procedures to Clients upon request. Clients may also obtain information on how portfolio securities held on their behalf were voted by written request and addressed to Fortress "Proxy Voting Coordinator". It is the policy of Fortress not to comment on specific proxy votes with respect to securities held for a Client in response to inquiries from persons who are not specifically or authorized representative of such Client. The Investment Committee may authorize comments in specific cases, in its discretion.

Joining Insurgent or Voting Committees

It is the policy of Fortress, for itself and its Clients, not to join any insurgent or voting committee or similar group unless doing so is consistent with the Client's investment objective. The Investment Committee may, in other circumstances, approve participation in any such committee or group in its discretion, and shall advise the authorized representative of the Client of any such action.

Social Issues

It is the presumption of this policy that proxies shall not be voted on Social Issues, unless the advisory agreement with the Client provides otherwise. The Investment Committee may approve voting of any security held on behalf of a Client on any Social Issue.

Recordkeeping

The Compliance Officer shall maintain the following records:

      (i)   Copies of this policy as from time to time revised or supplemented;

      (ii) A copy of each proxy statement that Fortress receives regarding Client securities;

      (iii) Voting Results for each Client;

      (iv) A copy of any document created by Fortress that was material to making a decision on how to vote proxies on behalf of a Client;

      (v) A copy of each written Clients request for information on how Fortress voted proxies on behalf of the Client and Fortress's response thereto;

      (vi)  Communications to Client respecting Conflicts of Interest; and

      (vii) All written reports arising from annual reviews of policy function.

The Compliance Officer shall maintain and preserve in his office the foregoing records for a period of not less than five years from the end of Fortress' fiscal year during which the last entry was made on the record the first two years in an appropriate office of Fortress. The Compliance Officer may use the Securities and Exchange Commission's EDGAR database for the items referred to in item (ii) above, and the Investment Committee may authorize the Compliance Officer to engage one or more service providers to perform any portion of this recordkeeping function provided (1) the function is performed in compliance with applicable governmental regulations and (2) each service provider provides a written undertaking to furnish the records to Fortress promptly upon request.

As adopted, November 12, 2003

ITEM 8. [RESERVED.]

ITEM 9. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

ITEM 10. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certifications of Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sabanes-Oxley Act of 2002.

(b) Certifications of Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sabanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Registered Investment Trust

By: /s/ Jeffrey Rosenthal
    ------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: March 11, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Wesley R. Edens
    ------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: March 11, 2004

By: /s/ Jeffrey Rosenthal
    ------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: March 11, 2004